Operating Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Recognition from revenue from contract liability	$ 11,376	$ 10,476	$ 12,893